Note 2 - Basis of Presentation	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Basis of Accounting [Text Block]
2.
     Basis of Presentation

The accompanying condensed consolidated financial statements at
March 31, 2020
and for the
three
-month periods ended
March 31, 2020
and
2019
are unaudited, but include all adjustments, consisting of normal recurring entries, which we believe to be necessary for a fair presentation of the dates and periods presented. Interim results are not
necessarily indicative of results for a full year. The financial statements should be read in conjunction with our audited consolidated financial statements included in our Annual Report on Form
10
-K for the year ended
December 31, 2019.
We expect our operating results to fluctuate for the foreseeable future; therefore, period-to-period comparisons should not
be relied upon as predictive of the results in future periods.

As described in Note
9,
effective
April 30, 2019,
we enacted a
one
-for-
five hundred
reverse stock split of our common stock, and effective
January 21, 2020,
we further enacted a
one
-for-
two thousand
reverse split. The accompanying financial statements, and all share and per share information contained herein, have been retroactively restated to reflect the reverse stock splits.

Our financial statements have been prepared assuming that we will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business for the twelve
-month period following the date of the financial statements. We are devoting substantially all of our present efforts to research and development of our vaccine candidates. We have funded our activities to date from government grants and clinical trial assistance, and from sales of our equity securities. We will continue to require substantial funds to continue these activities.

We believe that our existing cash resources together with our government and collaborative funding commitments, will be sufficient to continue our planned operations into the third
quarter of
2020.
Due to our history of operating losses and our continuing need for capital to conduct our research and development activities, there is substantial doubt concerning our ability to operate as a going concern beyond that date. We are currently exploring sources of capital through additional government grants and corporate collaborations. We also intend to secure additional funds through sales of our equity securities or by other means. Management believes that we will be successful in securing the additional capital required to continue the Company’s planned operations, but that our plans do not
fully alleviate the substantial doubt about the Company’s ability to operate as a going concern. Additional funding may
not
be available on favorable terms or at all. If we fail to obtain additional capital when needed, we will be required to delay, scale back, or eliminate some or all of our research and development programs as well as reduce our general and administrative expenses.